Schedule of maturities schedule long term debt (Details) - Dec. 31, 2024	USD ($)	SGD ($)
Debt Disclosure [Abstract]
2025	$ 174,588	$ 238,521
2026	8,116	11,088
2027	8,116	11,088
2028	8,116	11,088
2029 and beyond	279,354	381,654
Total	$ 478,290	$ 653,439